Private Placement	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Private Placement
Private Placement

Note 4 — Private Placement

Simultaneously with the closing of the IPO, the Company consummated the Private Placement with the Company’s Sponsor, AHAC Sponsor LLC, Oppenheimer, the representative of the underwriters, who is referred to as the representative, and Northland purchased an aggregate of 355,000 placement units at a price of $10.00 per unit, for an aggregate purchase price of $3,550,000. Each placement unit is identical to the units sold in the IPO.

The private placement warrants will be non-redeemable and exercisable on a cashless basis so long as they are held by the sponsor, the representative, Northland or their permitted transferees. If the private placement warrants are held by holders other than the sponsor, the representative, Northland or their permitted transferees, the private placement warrants will be redeemable by the Company and exercisable by the holders on the same basis as the warrants included in the units being sold in the IPO. In addition, for as long as the private placement warrants are held by the representative, Northland or their designees or affiliates, they may not be exercised after five years from the effective date of the registration statement.

The Company’s sponsor, the representative and Northland have agreed to (i) waive their redemption rights with respect to their private placement shares in connection with the completion of the Company’s initial business combination, (ii) waive their redemption rights with respect to their private placement shares in connection with a stockholder vote to approve an amendment to the Company’s amended and restated certificate of incorporation (A) to modify the substance or timing of the Company’s obligation to redeem 100% of its public shares if the Company does not complete its initial business combination within 24 months from the closing of the IPO or (B) with respect to any other provision relating to stockholders’ rights or pre-initial business combination activity and (iii) waive their rights to liquidating distributions from the trust account with respect to their private placement shares if the Company fails to complete its initial business combination within 24 months from the closing of the IPO. In addition, the Company’s Sponsor, officers and directors have agreed to vote any founder shares or private placement shares held by them in favor of the Company’s initial business combination.

Note 5 — Private Placement

Simultaneously with the closing of the IPO, the Company consummated the Private Placement with the Company’s Sponsor, AHAC Sponsor LLC, Oppenheimer, the representative of the underwriters, who is referred to as the representative, and Northland purchased an aggregate of 355,000 placement units at a price of $10.00 per unit, for an aggregate purchase price of $3,550,000. Each placement unit is identical to the units sold in the IPO.

Note 5 — Private Placement (continued)

The private placement warrants will be non-redeemable and exercisable on a cashless basis so long as they are held by the sponsor, the representative, Northland or their permitted transferees. If the private placement warrants are held by holders other than the sponsor, the representative, Northland or their permitted transferees, the private placement warrants will be redeemable by the Company and exercisable by the holders on the same basis as the warrants included in the units being sold in the IPO. In addition, for as long as the private placement warrants are held by the representative, Northland or their designees or affiliates, they may not be exercised after five years from the effective date of the registration statement.

The Company’s sponsor, the representative and Northland have agreed to (i) waive their redemption rights with respect to their private placement shares in connection with the completion of the Company’s initial business combination, (ii) waive their redemption rights with respect to their private placement shares in connection with a stockholder vote to approve an amendment to the Company’s amended and restated certificate of incorporation (A) to modify the substance or timing of the Company’s obligation to redeem 100% of its public shares if the Company does not complete its initial business combination within 24 months from the closing of the IPO or (B) with respect to any other provision relating to stockholders’ rights or pre-initial business combination activity and (iii) waive their rights to liquidating distributions from the trust account with respect to their private placement shares if the Company fails to complete its initial business combination within 24 months from the closing of the IPO. In addition, the Company’s Sponsor, officers and directors have agreed to vote any founder shares or private placement shares held by them in favor of the Company’s initial business combination.